Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt
Debt

	As of December 31,
	2012	2011
	(In $ millions)
Short-Term Borrowings and Current Installments of Long-Term Debt - Third Party and Affiliates
Current installments of long-term debt	60	38
Short-term borrowings, including amounts due to affiliates	108	106
Total	168	144

The Company's weighted average interest rate on short-term borrowings, including amounts due to affiliates, was 4.0% as of December 31, 2012 compared to 4.3% as of December 31, 2011.

	As of December 31,
	2012	2011
	(In $ millions)
Long-Term Debt
Senior credit facilities - Term C loan due 2016	977	1,386
Senior unsecured notes due 2018, interest rate of 6.625%	600	600
Senior unsecured notes due 2021, interest rate of 5.875%	400	400
Senior unsecured notes due 2022, interest rate of 4.625%	500	—
Credit-linked revolving facility due 2014, interest rate of 1.8%	50	—
Pollution control and industrial revenue bonds, interest rates ranging from 5.7% to 6.7%, due at various dates through 2030	182	182
Obligations under capital leases due at various dates through 2054	244	248
Other bank obligations due 2017, interest rate of 5.9%	37	95
Subtotal	2,990	2,911
Current installments of long-term debt	(60)	(38)
Total	2,930	2,873

Senior Notes
On November 13, 2012, Celanese US completed an offering of $500 million in aggregate principal amount of 4.625% senior unsecured notes due 2022 (the "4.625% Notes") in a public offering registered under the Securities Act of 1933, as amended (the "Securities Act"). The 4.625% Notes are guaranteed on a senior unsecured basis by Celanese and each of the domestic subsidiaries of Celanese US that guarantee its obligations under its senior secured credit facilities (the "Subsidiary Guarantors").
The 4.625% Notes were issued under an indenture, dated May 6, 2011, as amended by a second supplemental indenture, dated November 13, 2012 (the "Second Supplemental Indenture") among Celanese US, Celanese, the Subsidiary Guarantors and Wells Fargo Bank, National Association, as trustee. Celanese US will pay interest on the 4.625% Notes on March 15 and September 15 of each year commencing on March 15, 2013. Prior to November 15, 2022, Celanese US may redeem some or all of the 4.625% Notes at a redemption price of 100% of the principal amount, plus a "make-whole" premium as specified in the Second Supplemental Indenture, plus accrued and unpaid interest, if any, to the redemption date. The 4.625% Notes are senior unsecured obligations of Celanese US and rank equally in right of payment with all other unsubordinated indebtedness of Celanese US.
In May 2011, Celanese US completed an offering of $400 million in aggregate principal amount of 5.875% senior unsecured notes due 2021 (the "5.875% Notes") in a public offering registered under the Securities Act. The 5.875% Notes are guaranteed on a senior unsecured basis by Celanese and the Subsidiary Guarantors.
The 5.875% Notes were issued under an indenture and a first supplemental indenture, each dated May 6, 2011 (the "First Supplemental Indenture") among Celanese US, Celanese, the Subsidiary Guarantors and Wells Fargo Bank, National Association, as trustee. Celanese US pays interest on the 5.875% Notes on June 15 and December 15 of each year commencing on December 15, 2011. Prior to June 15, 2021, Celanese US may redeem some or all of the 5.875% Notes at a redemption price of 100% of the principal amount, plus a "make-whole" premium as specified in the First Supplemental Indenture, plus accrued and unpaid interest, if any, to the redemption date. The 5.875% Notes are senior unsecured obligations of Celanese US and rank equally in right of payment with all other unsubordinated indebtedness of Celanese US.
In September 2010, Celanese US completed the private placement of $600 million in aggregate principal amount of 6.625% senior unsecured notes due 2018 (the "6.625% Notes") under an indenture dated September 24, 2010 (the "Indenture") among Celanese US, Celanese, the Subsidiary Guarantors and Wells Fargo Bank, National Association, as trustee. In April 2011, Celanese US registered the 6.625% Notes under the Securities Act. Celanese US pays interest on the 6.625% Notes on April 15 and October 15 of each year commencing on April 15, 2011. The 6.625% Notes are redeemable, in whole or in part, at any time on or after October 15, 2014 at the redemption prices specified in the Indenture. Prior to October 15, 2014, Celanese US may redeem some or all of the 6.625% Notes at a redemption price of 100% of the principal amount, plus a "make-whole" premium as specified in the Indenture, plus accrued and unpaid interest, if any, to the redemption date. The 6.625% Notes are senior unsecured obligations of Celanese US and rank equally in right of payment with all other unsubordinated indebtedness of Celanese US. The 6.625% Notes are guaranteed on a senior unsecured basis by Celanese and the Subsidiary Guarantors.
The Indenture and the First and Second Supplemental Indentures contain covenants, including, but not limited to, restrictions on the Company’s ability to incur indebtedness; grant liens on assets; merge, consolidate, or sell assets; pay dividends or make other restricted payments; engage in transactions with affiliates; or engage in other businesses.
Senior Credit Facilities
In September 2010, Celanese US, Celanese, and certain of the domestic subsidiaries of Celanese US entered into an amendment agreement with the lenders under Celanese US’s existing senior secured credit facilities in order to amend and restate the corresponding Credit Agreement, dated as of April 2, 2007 (as previously amended, the "Existing Credit Agreement", and as amended and restated by the amendment agreement, the "Amended Credit Agreement"). The Amended Credit Agreement consists of the Term C loan facility due 2016, the Term B loan facility due 2014, a $600 million revolving credit facility terminating in 2015 and a $228 million credit-linked revolving facility terminating in 2014.
In May 2011, Celanese US prepaid its outstanding Term B loan facility under the Amended Credit Agreement set to mature in 2014 with an aggregate principal amount of $516 million using proceeds from the 5.875% Notes and cash on hand.
As a result of the Term B loan payoff by the issuance of the 5.875% Notes, the Company accelerated amortization of deferred financing costs of $3 million which is recorded as Refinancing expense in the consolidated statements of operations. In addition, the Company recorded deferred financing costs of $8 million which are being amortized over the term of the 5.875% Notes.
On November 13, 2012, Celanese US prepaid $400 million of its outstanding Term C loan facility under the Amended Credit Agreement set to mature in 2016 using proceeds from the 4.625% Notes.
As a result of the Term C loan paydown using proceeds from the issuance of the 4.625% Notes, $3 million has been recorded as Refinancing expense in the consolidated statements of operations which includes accelerated amortization of deferred financing costs and other refinancing expenses. In addition, the Company recorded deferred financing costs of $8 million which are being amortized over the term of the 4.625% Notes. These deferred financing costs combined with existing deferred financing costs of $22 million are included in noncurrent Other assets on the consolidated balance sheet as of December 31, 2012.
Amortization of deferred financing costs is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Interest expense	4	4	7

Net deferred financing costs are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Noncurrent Other assets	30	28

The margin for borrowings under the revolving credit facility is currently 2.5% above LIBOR or EURIBOR, as applicable, subject to increase or reduction in certain circumstances based on changes in the Company’s corporate credit ratings. Borrowings under the credit-linked revolving facility and the Term C loan facility bear interest at a variable interest rate based on LIBOR (for US dollars) or EURIBOR (for Euros), plus a margin which varies based on the Company's net leverage ratio.
The estimated net leverage ratio and margin are as follows:

	As of December 31, 2012
	Estimated Total Net Leverage Ratio	Estimated Margin
Credit-linked revolving facility	1.60	1.50%
Term C	1.60	2.75%
Borrowings under the Amended Credit Agreement bear interest at a variable interest rate based on LIBOR (for US dollars) or EURIBOR (for Euros), or, for US dollar-denominated loans under certain circumstances, a base rate, in each case plus a margin.
The margin on each facility may increase or decrease 0.25% based on the following:

Credit-Linked Revolving Facility		Term C Loan Facility
Total Net Leverage Ratio	Margin over LIBOR or EURIBOR	Total Net Leverage Ratio	Margin over LIBOR or EURIBOR
< = 2.25	1.50%	< = 1.75	2.75%
> 2.25	1.75%	> 1.75 and < = 2.25	3.00%
		> 2.25	3.25%
Term loan borrowings under the Amended Credit Agreement are subject to amortization at 1% of the initial principal amount per annum, payable quarterly. In addition, the Company pays quarterly commitment fees on the unused portions of the revolving credit facility and credit-linked revolving facility of 0.25% and 1.50% per annum, respectively.
The Amended Credit Agreement is guaranteed by Celanese and certain domestic subsidiaries of Celanese US and is secured by a lien on substantially all assets of Celanese US and such guarantors, subject to certain agreed exceptions (including for certain real property and certain shares of foreign subsidiaries), pursuant to the Guarantee and Collateral Agreement, dated as of April 2, 2007.
As a condition to borrowing funds or requesting letters of credit be issued under the revolving facility, the Company’s first lien senior secured leverage ratio (as calculated as of the last day of the most recent fiscal quarter for which financial statements have been delivered under the revolving facility) cannot exceed the threshold as specified below. Further, the Company’s first lien senior secured leverage ratio must be maintained at or below that threshold while any amounts are outstanding under the revolving credit facility.
The Company’s first lien senior secured leverage ratios and the borrowing capacity under the revolving credit facility are as follows:

	As of December 31, 2012
	First Lien Senior Secured Leverage Ratio
			Estimate, if Fully Drawn	Borrowing Capacity
	Maximum	Estimate
				(In $ millions)
Revolving credit facility	3.90	0.88	1.37	600

The balances available for borrowing are as follows:

As of December 31, 2012
(In $ millions)
Revolving Credit Facility
Borrowings outstanding	—
Letters of credit issued	—
Available for borrowing	600
Credit-Linked Revolving Facility
Borrowings outstanding	50
Letters of credit issued	70
Available for borrowing	108

The Amended Credit Agreement contains covenants including, but not limited to, restrictions on the Company’s ability to incur indebtedness; grant liens on assets; merge, consolidate, or sell assets; pay dividends or make other restricted payments; make investments; prepay or modify certain indebtedness; engage in transactions with affiliates; enter into sale-leaseback transactions or hedge transactions; or engage in other businesses.
The Amended Credit Agreement also maintains a number of events of default, including a cross default to other debt of Celanese, Celanese US, or their subsidiaries, including the 4.625% Notes, the 5.875% Notes and the 6.625% Notes, in an aggregate amount equal to more than $40 million and the occurrence of a change of control. Failure to comply with these covenants, or the occurrence of any other event of default, could result in acceleration of the borrowings and other financial obligations under the Amended Credit Agreement.
Principal payments scheduled to be made on the Company's debt, including short-term borrowings, are as follows:

(In $ millions)
2013	168
2014	73
2015	23
2016	962
2017	17
Thereafter	1,855
Total	3,098

The Company is in compliance with all of the covenants related to its debt agreements as of December 31, 2012.